Total
AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS

American Century Strategic Asset Allocations, Inc. Prospectus Supplement Supplement dated June 4, 2020 ■ Prospectus dated December 1, 2019

Strategic Allocation: Conservative Fund ■ Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

The following replaces the Annual Fund Operating Expenses table for Strategic Allocation: Conservative on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.00%	0.80%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses	1.09%	0.89%	1.34%	2.09%	1.59%	0.89%	0.74%
Fee Waiver[3,4]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	0.66%	1.11%	1.86%	1.36%	0.66%	0.51%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
[3] The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
[4] The advisor also agreed to waive an additional 0.15 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until June 3, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section for Strategic Allocation: Conservative on page 2 of the prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$88	$307	$544	$1,223
I Class	$68	$255	$435	$988
A Class	$682	$938	$1,214	$1,997
C Class	$189	$617	$1,070	$2,323
R Class	$139	$463	$810	$1,787
R5 Class	$68	$244	$435	$988
R6 Class	$52	$196	$353	$809

The following replaces the Annual Fund Operating Expenses table for Strategic Allocation: Moderate on page 7 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%	0.90%	0.75%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.22%	1.02%	1.47%	2.22%	1.72%	1.02%	0.87%
Fee Waiver[3,4]	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	0.66%	1.11%	1.86%	1.36%	0.66%	0.51%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
[3] The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

[4]
The advisor also agreed to waive an additional 0.25 percentage points of the fund’s management fee. The advisor expects this waiver to continue until June 3, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section for Strategic Allocation: Moderate on page 7 of the prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$88	$329	$588	$1,329
I Class	$68	$266	$480	$1,097
A Class	$682	$958	$1,255	$2,095
C Class	$189	$638	$1,114	$2,418
R Class	$139	$484	$853	$1,888
R5 Class	$68	$266	$480	$1,097
R6 Class	$52	$218	$398	$919

The following replaces the Annual Fund Operating Expenses table for Strategic Allocation: Aggressive on page 12 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	A	C	R	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None¹	1.00%	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	A	C	R	R5	R6
Management Fee	1.15%	0.95%	1.15%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses[2]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses	1.31%	1.11%	1.56%	2.31%	1.81%	1.11%	0.96%
Fee Waiver[3,4]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

[2]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
[3] The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

[4]
The advisor also agreed to waive an additional 0.33 percentage points of the fund’s management fee. The advisor expects this waiver to continue until June 3, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

The following replaces the Example section for Strategic Allocation: Aggressive on page 12 of the prospectus:
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$85	$336	$607	$1,379
I Class	$65	$273	$499	$1,148
A Class	$679	$966	$1,273	$2,141
C Class	$186	$645	$1,130	$2,463
R Class	$136	$492	$872	$1,936
R5 Class	$65	$273	$499	$1,148
R6 Class	$49	$226	$418	$971

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS | STRATEGIC ALLOCATION: CONSERVATIVE FUND
Strategic Allocation: Conservative Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: CONSERVATIVE FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: CONSERVATIVE FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.00%	0.80%	1.00%	1.00%	1.00%	0.80%	0.65%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1]	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)		1.09%	0.89%	1.34%	2.09%	1.59%	0.89%	0.74%
Fee Waiver or Reimbursement	[2],[3]	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net Expenses (as a percentage of Assets)		0.86%	0.66%	1.11%	1.86%	1.36%	0.66%	0.51%
[1]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
[2]	The advisor also agreed to waive an additional 0.15 percentage points of the fund’s management fee. The advisor expects this fee waiver to continue until June 3, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: CONSERVATIVE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	88	307	544	1,223
I CLASS	68	255	435	988
A CLASS	682	938	1,214	1,997
C CLASS	189	617	1,070	2,323
R CLASS	139	463	810	1,787
R5 CLASS	68	244	435	988
R6 CLASS	52	196	353	809

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS | STRATEGIC ALLOCATION: MODERATE FUND
Strategic Allocation: Moderate Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: MODERATE FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: MODERATE FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.10%	0.90%	1.10%	1.10%	1.10%	0.90%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1]	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%	0.11%
Expenses (as a percentage of Assets)		1.22%	1.02%	1.47%	2.22%	1.72%	1.02%	0.87%
Fee Waiver or Reimbursement	[2],[3]	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net Expenses (as a percentage of Assets)		0.86%	0.66%	1.11%	1.86%	1.36%	0.66%	0.51%
[1]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
[2]	The advisor also agreed to waive an additional 0.25 percentage points of the fund’s management fee. The advisor expects this waiver to continue until June 3, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: MODERATE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	88	329	588	1,329
I CLASS	68	266	480	1,097
A CLASS	682	958	1,255	2,095
C CLASS	189	638	1,114	2,418
R CLASS	139	484	853	1,888
R5 CLASS	68	266	480	1,097
R6 CLASS	52	218	398	919

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS | STRATEGIC ALLOCATION: AGGRESSIVE FUND
Strategic Allocation: Aggressive Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: AGGRESSIVE FUND - USD ($)	INVESTOR CLASS	I CLASS	A CLASS		C CLASS	R CLASS	R5 CLASS	R6 CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none	5.75%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none	none	[1]	1.00%	none	none	none
Maximum Account Fee	$ 25	none	none		none	none	none	none
[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: AGGRESSIVE FUND		INVESTOR CLASS	I CLASS	A CLASS	C CLASS	R CLASS	R5 CLASS	R6 CLASS
Management Fees (as a percentage of Assets)		1.15%	0.95%	1.15%	1.15%	1.15%	0.95%	0.80%
Distribution and Service (12b-1) Fees		none	none	0.25%	1.00%	0.50%	none	none
Other Expenses (as a percentage of Assets):		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	[1]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses (as a percentage of Assets)		1.31%	1.11%	1.56%	2.31%	1.81%	1.11%	0.96%
Fee Waiver or Reimbursement	[2],[3]	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net Expenses (as a percentage of Assets)		0.83%	0.63%	1.08%	1.83%	1.33%	0.63%	0.48%
[1]	Acquired Fund Fees and Expenses has been restated to reflect current fees.
[2]	The advisor also agreed to waive an additional 0.33 percentage points of the fund’s management fee. The advisor expects this waiver to continue until June 3, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.
[3]	The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of funds advised by the advisor in which the fund invests. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. You may be required to pay brokerage commissions on your purchases of Investor or I Class shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS - STRATEGIC ALLOCATION: AGGRESSIVE FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
INVESTOR CLASS	85	336	607	1,379
I CLASS	65	273	499	1,148
A CLASS	679	966	1,273	2,141
C CLASS	186	645	1,130	2,463
R CLASS	136	492	872	1,936
R5 CLASS	65	273	499	1,148
R6 CLASS	49	226	418	971